Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 204,553	$ 232,078
Deductible temporary differences [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	39,963	34,703
Minimum alternate tax [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets		644
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 164,590	$ 196,731